Stock-Based Compensation (Narrative) (Details) - shares shares in Millions	May 29, 2016	Sep. 30, 2015
2015 Plan
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Shares available for issuance (shares)		7.6
Prior Plans
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Shares available for issuance (shares)	6.6